Income Taxes - Summary of components of the Company's net deferred tax assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 72,785	$ 42,051
Research and development credits	13,499	7,759
Accruals and reserves	493	551
Property and equipment	811	474
Stock-based compensation	649	418
Total deferred tax assets	88,237	51,253
Valuation allowance	(88,237)	(51,115)
Net deferred tax assets	0	138
Deferred tax liabilities
Intangibles	0	(138)
Total deferred tax liabilities	0	(138)
Net deferred tax assets	$ 0	$ 0